Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment as of December 31, 2013 and 2012 was as follows:

		December 31,
	Life	2013	2012
Manufacturing equipment	3-5 years	$599,000	$602,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		734,000	737,000
Less: accumulated depreciation		727,000	721,000
Property and equipment, net		$7,000	$16,000